Condensed Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized	173,274,443	170,274,443	159,391,312
Common stock, issued	26,435,097	25,855,413	19,983,799
Common stock, outstanding	26,435,097	25,855,413	19,983,799
CIK0001816090 FTAC Olympus Acquisition Corp.
Ordinary shares subject to possible redemption	66,662,879	67,567,770
Redemption value per share (in Dollars per share)	$ 10.00	$ 10.00
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized	5,000,000	5,000,000
Preferred stock, issued
Preferred stock, outstanding
Class A Ordinary Shares | CIK0001816090 FTAC Olympus Acquisition Corp.
Ordinary shares subject to possible redemption	66,662,879	67,567,770
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized	500,000,000	500,000,000
Common stock, issued	10,981,497	10,076,606
Common stock, outstanding	10,981,497	10,076,606
Class B Ordinary Shares | CIK0001816090 FTAC Olympus Acquisition Corp.
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized	50,000,000	50,000,000
Common stock, issued	19,411,094	19,411,094
Common stock, outstanding	19,411,094	19,411,094